UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22550

Name of Fund: BlackRock Preferred Partners LLC (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Preferred Partners LLC,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2015 – 06/30/2016

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22550
Reporting Period: 07/01/2015 - 06/30/2016
BlackRock Preferred Partners LLC

======================= BlackRock Preferred Partners LLC =======================

PELHAM LONG/SHORT SMALL CAP FUND LTD.

Ticker:                      Security ID:  Private
Meeting Date: JUN 07, 2016   Meeting Type: Special
Record Date:  MAY 31, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     That minutes of previous AGM be         For       For          Management
      approved
2     To receive and adopt the Financial      For       ABSTAIN      Management
      Statements and Auditor's report
3     To set the number of Directors at 5     For       For          Management
      and elect the following:
3a    Haydn Cunningham                        For       For          Management
3b    Ross Turner                             For       For          Management
3c    Stephen Edmonds                         For       For          Management
3d    Laurent Quirin                          For       For          Management
3e    Ronan Daly                              For       For          Management
4     That the Board may fill vacancies if    For       For          Management
      left unfulfilled
5     That the Director be authorized to      For       For          Management
      appoint a person to act as the
      alternate Director
6     To re-appoint KPMG as the Company's     For       For          Management
      auditors
7     That the actions taken here be          For       For          Management
      accepted and confirmed

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Partners LLC

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Preferred Partners LLC

Date:	August 25, 2016